Property and Equipment, Net - Summary of Property and Equipment, Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 44,679	$ 40,770
Accumulated depreciation	(24,963)	(24,599)
Total property and equipment, net	19,716	16,171
Computer Hardware and Software [member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	27,365	26,001
Office Furniture and Fixture [member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	15,255	11,915
Buildings [member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	2,018	2,790
Land [member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 41	$ 64